Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	PKF Littlejohn LLP
Auditor Firm ID	2814
Auditor Location	London, UK
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Guardforce AI Co., Limited (the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of profit or loss, comprehensive loss, changes in equity, and cash flows for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with the International Financial Reporting Standards as issued by the International Accounting Standards Board.